Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Investors Trust
Entity Central Index Key	0000837276
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000028890
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class ADV
Trading Symbol	IIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 528,680,128
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$528,680,128 # of Portfolio Holdings828 Portfolio Turnover Rate36%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

C000028891
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class I
Trading Symbol	IIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 528,680,128
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$528,680,128 # of Portfolio Holdings828 Portfolio Turnover Rate36%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

C000028892
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S
Trading Symbol	IIFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 528,680,128
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$528,680,128 # of Portfolio Holdings828 Portfolio Turnover Rate36%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

C000028893
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S2
Trading Symbol	IIFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 528,680,128
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$528,680,128 # of Portfolio Holdings828 Portfolio Turnover Rate36%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.3%
Corporate Bonds/Notes	0.5%
Sovereign Bonds	2.8%
Asset-Backed Securities	8.0%
Exchange-Traded Funds	8.0%
Commercial Mortgage-Backed Securities	11.2%
Collateralized Mortgage Obligations	14.8%
Mutual Funds	15.7%
Common Stock	34.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	7.4%
Voya VACS Series SC Fund	6.3%
iShares Core S&P Mid-Cap ETF	5.0%
NVIDIA Corp.	2.2%
Microsoft Corp.	2.1%
Voya VACS Series EMHCD Fund	2.0%
Vanguard FTSE Emerging Markets ETF	1.5%
Apple, Inc.	1.2%
Vanguard Russell 1000 Growth ETF	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%

C000125916
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio
Class Name	Class ADV
Trading Symbol	IPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 59,199,096
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,199,096 # of Portfolio Holdings10 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	36.2%
Equity	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.4%
Voya Index Plus LargeCap Portfolio - Class I	10.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.8%
Voya International Index Portfolio - Class I	10.8%
Voya Small Company Portfolio - Class R6	10.2%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya High Yield Portfolio - Class I	9.3%
Voya Global Bond Fund - Class R6	9.2%
Voya U.S. Bond Index Portfolio - Class I	8.9%
Voya GNMA Income Fund - Class R6	8.8%

C000125917
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio
Class Name	Class I
Trading Symbol	IPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 59,199,096
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,199,096 # of Portfolio Holdings10 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	36.2%
Equity	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.4%
Voya Index Plus LargeCap Portfolio - Class I	10.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.8%
Voya International Index Portfolio - Class I	10.8%
Voya Small Company Portfolio - Class R6	10.2%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya High Yield Portfolio - Class I	9.3%
Voya Global Bond Fund - Class R6	9.2%
Voya U.S. Bond Index Portfolio - Class I	8.9%
Voya GNMA Income Fund - Class R6	8.8%

C000125918
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio
Class Name	Class S
Trading Symbol	IPSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 59,199,096
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$59,199,096 # of Portfolio Holdings10 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	36.2%
Equity	63.9%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya MidCap Opportunities Portfolio - Class R6	11.4%
Voya Index Plus LargeCap Portfolio - Class I	10.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.8%
Voya International Index Portfolio - Class I	10.8%
Voya Small Company Portfolio - Class R6	10.2%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya High Yield Portfolio - Class I	9.3%
Voya Global Bond Fund - Class R6	9.2%
Voya U.S. Bond Index Portfolio - Class I	8.9%
Voya GNMA Income Fund - Class R6	8.8%

C000015353
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class I
Trading Symbol	IPLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,273,789,298
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,273,789,298 # of Portfolio Holdings21
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Mutual Funds	6.0%
U.S. Government Agency Debt	17.8%
U.S. Treasury Repurchase Agreements	24.4%
U.S. Treasury Debt	49.6%

C000015354
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S
Trading Symbol	ISPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,273,789,298
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,273,789,298 # of Portfolio Holdings21
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Mutual Funds	6.0%
U.S. Government Agency Debt	17.8%
U.S. Treasury Repurchase Agreements	24.4%
U.S. Treasury Debt	49.6%

C000015355
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S2
Trading Symbol	ITLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,273,789,298
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,273,789,298 # of Portfolio Holdings21
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Mutual Funds	6.0%
U.S. Government Agency Debt	17.8%
U.S. Treasury Repurchase Agreements	24.4%
U.S. Treasury Debt	49.6%

C000015922
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class ADV
Trading Symbol	IPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
AssetsNet	$ 318,946,442
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,946,442 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

C000015923
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class I
Trading Symbol	IPIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 318,946,442
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,946,442 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

C000015924
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S
Trading Symbol	IPHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 318,946,442
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,946,442 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

C000015921
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S2
Trading Symbol	IPYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 318,946,442
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$318,946,442 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	93.2%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.0%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.5%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.4%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.4%
NCL Corp. Ltd., 6.750%, 02/01/32	1.4%
Herc Holdings, Inc., 7.250%, 06/15/33	1.2%

C000047545
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class ADV
Trading Symbol	IBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
AssetsNet	$ 209,822,684
Holdings Count | Holding	518
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,822,684 # of Portfolio Holdings518 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.7%
Collateralized Mortgage Obligations	12.6%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	25.0%
Corporate Bonds/Notes	26.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.3%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	3.3%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	2.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	2.5%
United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	2.3%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	1.5%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	1.4%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	1.3%

C000047546
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class I
Trading Symbol	IBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 209,822,684
Holdings Count | Holding	518
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,822,684 # of Portfolio Holdings518 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.7%
Collateralized Mortgage Obligations	12.6%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	25.0%
Corporate Bonds/Notes	26.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.3%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	3.3%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	2.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	2.5%
United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	2.3%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	1.5%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	1.4%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	1.3%

C000047547
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class S
Trading Symbol	IBRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 209,822,684
Holdings Count | Holding	518
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,822,684 # of Portfolio Holdings518 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.7%
Collateralized Mortgage Obligations	12.6%
Asset-Backed Securities	14.1%
Commercial Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	25.0%
Corporate Bonds/Notes	26.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	3.3%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	3.3%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	2.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	2.5%
United States Treasury Inflation Indexed Notes, 1.875%, 07/15/34	2.3%
United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	1.5%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	1.4%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	1.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	1.3%

C000015798
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IEOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
AssetsNet	$ 2,311,969,580
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,311,969,580 # of Portfolio Holdings54 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

C000015799
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IEOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,311,969,580
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,311,969,580 # of Portfolio Holdings54 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

C000163203
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,311,969,580
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,311,969,580 # of Portfolio Holdings54 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

C000015800
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,311,969,580
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,311,969,580 # of Portfolio Holdings54 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

C000015801
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IEOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 2,311,969,580
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,311,969,580 # of Portfolio Holdings54 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	49.7%
Communication Services	13.5%
Consumer Discretionary	11.2%
Health Care	7.8%
Financials	6.4%
Industrials	5.8%
Consumer Staples	2.6%
Materials	1.1%
Real Estate	0.7%
Energy	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.9%
Microsoft Corp.	13.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.9%
Visa, Inc. - Class A	3.1%
Netflix, Inc.	2.9%
Eli Lilly & Co.	2.6%
Alphabet, Inc. - Class A	2.6%

C000034673
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IPEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
AssetsNet	$ 538,481,396
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$538,481,396 # of Portfolio Holdings77 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

C000034674
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class I
Trading Symbol	IPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 538,481,396
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$538,481,396 # of Portfolio Holdings77 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

C000163204
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class R6
Trading Symbol	VLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 538,481,396
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$538,481,396 # of Portfolio Holdings77 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

C000034675
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S
Trading Symbol	IPESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 538,481,396
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$538,481,396 # of Portfolio Holdings77 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

C000034676
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IPETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 538,481,396
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$538,481,396 # of Portfolio Holdings77 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	0.4%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	14.4%
Industrials	10.9%
Information Technology	10.7%
Communication Services	8.3%
Consumer Staples	7.7%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	5.2%
Real Estate	5.0%
Materials	3.1%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.2%
Alphabet, Inc. - Class A	3.1%
AT&T, Inc.	3.0%
Amazon.com, Inc.	2.7%
Chevron Corp.	2.6%
Intercontinental Exchange, Inc.	2.6%
Duke Energy Corp.	2.6%
American International Group, Inc.	2.5%
Arthur J Gallagher & Co.	2.5%
Wells Fargo & Co.	2.3%

C000015349
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class ADV
Trading Symbol	IMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 266,329,590
Holdings Count | Holding	496
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$266,329,590 # of Portfolio Holdings496 Portfolio Turnover Rate126%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.4%
U.S. Treasury Obligations	13.0%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	18.7%
Corporate Bonds/Notes	42.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	5.4%
United States Treasury Notes, 3.750%, 05/15/28	3.8%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	1.8%
United States Treasury Notes, 3.750%, 06/30/27	1.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	1.5%
Ginnie Mae - Class FC, 4.896%, 07/20/70	0.9%
ILPT Commercial Mortgage Trust - Class A, 6.557%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.776%, 06/16/36	0.8%
United States Treasury Notes, 4.000%, 06/30/32	0.8%

C000015350
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class I
Trading Symbol	ILBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 266,329,590
Holdings Count | Holding	496
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$266,329,590 # of Portfolio Holdings496 Portfolio Turnover Rate126%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.4%
U.S. Treasury Obligations	13.0%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	18.7%
Corporate Bonds/Notes	42.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	5.4%
United States Treasury Notes, 3.750%, 05/15/28	3.8%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	1.8%
United States Treasury Notes, 3.750%, 06/30/27	1.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	1.5%
Ginnie Mae - Class FC, 4.896%, 07/20/70	0.9%
ILPT Commercial Mortgage Trust - Class A, 6.557%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.776%, 06/16/36	0.8%
United States Treasury Notes, 4.000%, 06/30/32	0.8%

C000015351
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class S
Trading Symbol	ILMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 266,329,590
Holdings Count | Holding	496
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$266,329,590 # of Portfolio Holdings496 Portfolio Turnover Rate126%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.6%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	11.4%
U.S. Treasury Obligations	13.0%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	18.7%
Corporate Bonds/Notes	42.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	5.4%
United States Treasury Notes, 3.750%, 05/15/28	3.8%
Freddie Mac REMIC Trust - Class DF, 5.755%, 05/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.555%, 01/25/55	1.8%
United States Treasury Notes, 3.750%, 06/30/27	1.6%
Fannie Mae REMIC Trust - Class FD, 5.655%, 04/25/54	1.5%
Ginnie Mae - Class FC, 4.896%, 07/20/70	0.9%
ILPT Commercial Mortgage Trust - Class A, 6.557%, 10/15/39	0.8%
HGI CRE CLO Ltd. - Class D, 6.776%, 06/16/36	0.8%
United States Treasury Notes, 4.000%, 06/30/32	0.8%

C000079018
Shareholder Report [Line Items]
Fund Name	Voya Retirement Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,738,271,124
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,738,271,124 # of Portfolio Holdings8 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.7%
Equity	81.2%

Target Asset Allocations

Value	Value
US Large Blend	56.5%
US Mid Cap Blend	12.0%
US Small Cap	2.0%
International	8.5%
Emerging Markets	2.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	5.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.7%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.9%
Voya U.S. Bond Index Portfolio - Class I	11.8%
Voya International Index Portfolio - Class I	8.6%
Voya Short Duration Bond Fund - Class R6	4.9%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

C000079019
Shareholder Report [Line Items]
Fund Name	Voya Retirement Aggressive Portfolio
Class Name	Class I
Trading Symbol	IIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,738,271,124
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,738,271,124 # of Portfolio Holdings8 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.7%
Equity	81.2%

Target Asset Allocations

Value	Value
US Large Blend	56.5%
US Mid Cap Blend	12.0%
US Small Cap	2.0%
International	8.5%
Emerging Markets	2.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	5.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.7%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.9%
Voya U.S. Bond Index Portfolio - Class I	11.8%
Voya International Index Portfolio - Class I	8.6%
Voya Short Duration Bond Fund - Class R6	4.9%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

C000079016
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class ADV
Trading Symbol	IRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 251,611,646
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,611,646 # of Portfolio Holdings10 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.2%
Fixed Income	74.8%

Target Asset Allocations

Value	Value
US Large Blend	18.0%
US Mid Cap Blend	2.0%
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	47.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.9%
Voya U.S. Stock Index Portfolio - Class I	18.2%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Vanguard Long-Term Treasury ETF	2.0%

C000079017
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class I
Trading Symbol	IRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 251,611,646
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$251,611,646 # of Portfolio Holdings10 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.2%
Fixed Income	74.8%

Target Asset Allocations

Value	Value
US Large Blend	18.0%
US Mid Cap Blend	2.0%
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	47.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.9%
Voya U.S. Stock Index Portfolio - Class I	18.2%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Vanguard Long-Term Treasury ETF	2.0%

C000079020
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,175,301,174
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,175,301,174 # of Portfolio Holdings7 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	5.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.8%
Voya U.S. Bond Index Portfolio - Class I	24.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Voya International Index Portfolio - Class I	5.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

C000079021
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Aggressive Portfolio
Class Name	Class I
Trading Symbol	IRGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 1,175,301,174
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,175,301,174 # of Portfolio Holdings7 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	5.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.8%
Voya U.S. Bond Index Portfolio - Class I	24.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Voya International Index Portfolio - Class I	5.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

C000079022
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class ADV
Trading Symbol	IRMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 633,055,604
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$633,055,604 # of Portfolio Holdings8 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	44.4%
Fixed Income	55.6%

Target Asset Allocations

Value	Value
US Large Blend	33.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	33.3%
Voya Short Duration Bond Fund - Class R6	11.8%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Schwab U.S. TIPS ETF	2.0%

C000079023
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class I
Trading Symbol	IRMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 633,055,604
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$633,055,604 # of Portfolio Holdings8 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	44.4%
Fixed Income	55.6%

Target Asset Allocations

Value	Value
US Large Blend	33.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	33.3%
Voya Short Duration Bond Fund - Class R6	11.8%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Schwab U.S. TIPS ETF	2.0%

C000075972
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class ADV
Trading Symbol	ISIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 4,345,323,623
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,345,323,623 # of Portfolio Holdings507 Portfolio Turnover Rate6%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

C000015822
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class I
Trading Symbol	INGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 4,345,323,623
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,345,323,623 # of Portfolio Holdings507 Portfolio Turnover Rate6%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

C000047554
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S
Trading Symbol	ISJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 4,345,323,623
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,345,323,623 # of Portfolio Holdings507 Portfolio Turnover Rate6%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

C000053098
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S2
Trading Symbol	ISIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 4,345,323,623
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,345,323,623 # of Portfolio Holdings507 Portfolio Turnover Rate6%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Value	Value
Information Technology	32.5%
Financials	13.8%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%

C000240437
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series S Portfolio
Class Name	Portfolio
Trading Symbol	VVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 4,170,308,204
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,170,308,204 # of Portfolio Holdings506 Portfolio Turnover Rate3%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	3.6%
Common Stock	96.0%

Sector Allocation

Value	Value
Information Technology	31.8%
Financials	13.5%
Consumer Discretionary	10.0%
Communication Services	9.4%
Health Care	8.9%
Industrials	8.2%
Consumer Staples	5.3%
Energy	2.8%
Utilities	2.3%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	3.6%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.9%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Berkshire Hathaway, Inc. - Class B	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc. - Class C	1.5%

C000015417
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$76	1.51%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%
AssetsNet	$ 143,861,764
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$143,861,764 # of Portfolio Holdings90 Portfolio Turnover Rate57%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

C000015418
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class I
Trading Symbol	IRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 143,861,764
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$143,861,764 # of Portfolio Holdings90 Portfolio Turnover Rate57%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

C000015419
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S
Trading Symbol	IRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
AssetsNet	$ 143,861,764
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$143,861,764 # of Portfolio Holdings90 Portfolio Turnover Rate57%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

C000015420
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
AssetsNet	$ 143,861,764
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$143,861,764 # of Portfolio Holdings90 Portfolio Turnover Rate57%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	1.0%
Netherlands	0.7%
Belgium	1.0%
Canada	1.6%
Germany	1.8%
Singapore	3.2%
Hong Kong	3.4%
France	4.2%
United Kingdom	4.6%
Australia	5.9%
Japan	9.3%
United States	62.3%

REIT Diversification

Value	Value
Retail REITs	23.9%
Industrial REITs	14.5%
Specialized REITs	14.1%
Health Care REITs	9.2%
Multi-Family Residential REITs	6.7%
Real Estate Operating Companies	5.0%
Diversified REITs	4.9%
Diversified Real Estate Activities	4.3%
Office REITs	4.2%
Self-Storage REITs	3.4%
Residential REITs	2.6%
REITs-Other	6.2%
Assets in Excess of Other Liabilities	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Realty Income Corp.	4.6%
Extra Space Storage, Inc.	2.9%
VICI Properties, Inc.	2.9%
Digital Realty Trust, Inc.	2.9%
Public Storage	2.9%
Goodman Group	2.7%
Iron Mountain, Inc.	2.2%

C000015784
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
AssetsNet	$ 151,171,287
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,171,287 # of Portfolio Holdings44 Portfolio Turnover Rate47%
Holdings [Text Block]

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

C000015785
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class I
Trading Symbol	IVRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 151,171,287
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,171,287 # of Portfolio Holdings44 Portfolio Turnover Rate47%
Holdings [Text Block]

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

C000015786
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S
Trading Symbol	IVRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 151,171,287
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,171,287 # of Portfolio Holdings44 Portfolio Turnover Rate47%
Holdings [Text Block]

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

C000015787
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IVRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 151,171,287
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,171,287 # of Portfolio Holdings44 Portfolio Turnover Rate47%
Holdings [Text Block]

REIT Diversification

Value	Value
Specialized REITs	23.8%
Health Care REITs	16.1%
Retail REITs	15.8%
Industrial REITs	13.6%
Multi-Family Residential REITs	7.4%
Residential REITs	4.6%
Office REITs	4.1%
Self-Storage REITs	3.1%
Single-Family Residential REITs	3.1%
Other Specialized REITs	3.0%
Diversified REITs	1.7%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	1.5%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	8.2%
Welltower, Inc.	7.1%
Simon Property Group, Inc.	5.8%
VICI Properties, Inc.	4.9%
Digital Realty Trust, Inc.	4.9%
Prologis, Inc.	4.6%
Ventas, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
Brixmor Property Group, Inc.	3.5%
EastGroup Properties, Inc.	3.3%

C000015780
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IVGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 153,541,809
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$153,541,809 # of Portfolio Holdings72 Portfolio Turnover Rate13%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

C000015781
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 153,541,809
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$153,541,809 # of Portfolio Holdings72 Portfolio Turnover Rate13%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

C000015782
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S
Trading Symbol	IVGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 153,541,809
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$153,541,809 # of Portfolio Holdings72 Portfolio Turnover Rate13%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

C000015783
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 153,541,809
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$153,541,809 # of Portfolio Holdings72 Portfolio Turnover Rate13%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	4.1%
Common Stock	95.8%

Sector Allocation

Value	Value
Financials	21.4%
Information Technology	16.0%
Industrials	13.3%
Health Care	12.7%
Energy	7.4%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Communication Services	5.3%
Utilities	3.2%
Materials	2.5%
Real Estate	1.5%
Short-Term Investments	4.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.6%
Bank of America Corp.	3.4%
Amazon.com, Inc.	2.6%
Microsoft Corp.	2.6%
Microchip Technology, Inc.	2.3%
Philip Morris International, Inc.	2.2%
Parker-Hannifin Corp.	2.1%
Charles Schwab Corp.	2.0%
Walt Disney Co.	2.0%
Johnson & Johnson	2.0%

C000015329
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$96	1.79%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.79%
AssetsNet	$ 275,084,230
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$275,084,230 # of Portfolio Holdings82 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

C000015330
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	IJEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$64	1.19%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%
AssetsNet	$ 275,084,230
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$275,084,230 # of Portfolio Holdings82 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

C000015331
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S
Trading Symbol	IJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$78	1.44%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.44%
AssetsNet	$ 275,084,230
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$275,084,230 # of Portfolio Holdings82 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

C000015332
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S2
Trading Symbol	IJPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$86	1.59%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.59%
AssetsNet	$ 275,084,230
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$275,084,230 # of Portfolio Holdings82 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	8.2%
Singapore	2.1%
South Africa	2.1%
Spain	2.2%
Hong Kong	2.6%
Mexico	3.1%
Turkey	3.7%
South Korea	9.6%
Brazil	11.4%
India	14.6%
Taiwan	16.8%
China	23.1%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	21.4%
Consumer Discretionary	16.5%
Industrials	13.9%
Communication Services	10.4%
Consumer Staples	3.9%
Energy	2.7%
Health Care	2.4%
Materials	1.3%
Utilities	0.9%
Real Estate	0.6%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	4.8%
MercadoLibre, Inc.	3.5%
Hanwha Aerospace Co. Ltd.	2.6%
Coforge Ltd.	2.4%
Banco Bilbao Vizcaya Argentaria SA	2.2%
NU Holdings Ltd./Cayman Islands - Class A	2.1%
Alibaba Group Holding Ltd.	1.9%
Grupo Financiero Banorte SAB de CV - Class O	1.8%

C000028903
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
AssetsNet	$ 317,285,466
Holdings Count | Holding	616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,285,466 # of Portfolio Holdings616 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

C000015333
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class I
Trading Symbol	IJSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 317,285,466
Holdings Count | Holding	616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,285,466 # of Portfolio Holdings616 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

C000168687
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class R6
Trading Symbol	VPRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 317,285,466
Holdings Count | Holding	616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,285,466 # of Portfolio Holdings616 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

C000015334
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S
Trading Symbol	IJSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
AssetsNet	$ 317,285,466
Holdings Count | Holding	616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,285,466 # of Portfolio Holdings616 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

C000015335
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S2
Trading Symbol	IJSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.29%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%
AssetsNet	$ 317,285,466
Holdings Count | Holding	616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$317,285,466 # of Portfolio Holdings616 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.6)%
Short-Term Investments	8.5%
Common Stock	97.1%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.3%
Information Technology	12.4%
Health Care	12.1%
Consumer Discretionary	10.1%
Materials	5.5%
Real Estate	5.4%
Energy	4.0%
Consumer Staples	3.7%
Utilities	1.9%
Communication Services	1.4%
Short-Term Investments	8.5%
Liabilities in Excess of Other Assets	(5.6)%

Largest Holdings [Text Block]

Top 10 Holdings

MSA Safety, Inc.	1.0%
WillScot Mobile Mini Holdings Corp.	0.9%
Ryman Hospitality Properties, Inc.	0.9%
Performance Food Group Co.	0.9%
Core & Main, Inc. - Class A	0.9%
Encompass Health Corp.	0.9%
Cushman & Wakefield PLC	0.8%
Hayward Holdings, Inc.	0.8%
Applied Industrial Technologies, Inc.	0.8%
Wintrust Financial Corp.	0.8%

C000015776
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class ADV
Trading Symbol	IGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
AssetsNet	$ 279,414,285
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,414,285 # of Portfolio Holdings35 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

C000168690
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	VPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 279,414,285
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,414,285 # of Portfolio Holdings35 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

C000015778
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S
Trading Symbol	IVGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 279,414,285
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,414,285 # of Portfolio Holdings35 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

C000015779
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S2
Trading Symbol	IGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$70	1.37%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
AssetsNet	$ 279,414,285
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,414,285 # of Portfolio Holdings35 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
United Kingdom	3.5%
Ireland	3.5%
France	6.2%
Germany	7.9%
United States	77.1%

Sector Allocation

Value	Value
Information Technology	26.6%
Financials	24.6%
Consumer Staples	12.7%
Industrials	12.5%
Health Care	11.6%
Consumer Discretionary	6.6%
Communication Services	3.6%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	9.5%
SAP SE	7.9%
Visa, Inc. - Class A	6.4%
L'Oreal SA	4.7%
Aon PLC - Class A	4.2%
Coca-Cola Co.	3.7%
Booking Holdings, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Accenture PLC - Class A	3.5%
Roper Technologies, Inc.	3.1%

C000015823
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class ADV
Trading Symbol	ITRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 6,823,145,971
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,823,145,971 # of Portfolio Holdings248 Portfolio Turnover Rate61%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

C000015824
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class I
Trading Symbol	ITRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 6,823,145,971
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,823,145,971 # of Portfolio Holdings248 Portfolio Turnover Rate61%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

C000168694
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class R6
Trading Symbol	VPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 6,823,145,971
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,823,145,971 # of Portfolio Holdings248 Portfolio Turnover Rate61%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

C000015825
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S
Trading Symbol	ITCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 6,823,145,971
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,823,145,971 # of Portfolio Holdings248 Portfolio Turnover Rate61%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

C000015826
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S2
Trading Symbol	ITCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 6,823,145,971
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,823,145,971 # of Portfolio Holdings248 Portfolio Turnover Rate61%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.7%
Asset-Backed Securities	0.1%
Preferred Stock	0.6%
Corporate Bonds/Notes	7.2%
Bank Loans	9.2%
U.S. Treasury Obligations	14.1%
Common Stock	60.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	6.6%
United States Treasury Notes, 4.000%, 02/28/30	4.3%
Amazon.com, Inc.	4.2%
United States Treasury Notes, 4.000%, 05/31/30	3.6%
NVIDIA Corp.	3.5%
United States Treasury Notes, 3.875%, 04/30/30	3.3%
Becton Dickinson and Co.	2.7%
Roper Technologies, Inc.	2.7%
United States Treasury Notes, 4.000%, 03/31/30	2.5%
PTC, Inc.	2.3%

C000015827
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class ADV
Trading Symbol	ITEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
AssetsNet	$ 284,918,897
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,918,897 # of Portfolio Holdings123 Portfolio Turnover Rate15%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

C000015828
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class I
Trading Symbol	ITEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 284,918,897
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,918,897 # of Portfolio Holdings123 Portfolio Turnover Rate15%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

C000015829
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S
Trading Symbol	IRPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 284,918,897
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,918,897 # of Portfolio Holdings123 Portfolio Turnover Rate15%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

C000015830
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S2
Trading Symbol	ITETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 284,918,897
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$284,918,897 # of Portfolio Holdings123 Portfolio Turnover Rate15%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	1.0%
Preferred Stock	1.1%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	22.8%
Industrials	13.6%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.5%
Utilities	6.0%
Communication Services	5.8%
Consumer Discretionary	4.3%
Real Estate	3.7%
Materials	3.0%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

MetLife, Inc.	2.2%
Southern Co.	2.1%
Qualcomm, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Elevance Health, Inc.	1.8%
Wells Fargo & Co.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%